Invesco Annual Report to Shareholders

September 30, 2019

ADRA Invesco BLDRS Asia 50 ADR Index Fund

ADRD Invesco BLDRS Developed Markets 100 ADR Index Fund

ADRE Invesco BLDRS Emerging Markets 50 ADR Index Fund

ADRU Invesco BLDRS Europe Select ADR Index Fund

2

Introduction

The Invesco BLDRS Index Funds Trust consists of four separate Funds. This annual report provides information about the four funds discussed below. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

“BLDRS” and “Baskets of Listed Depositary Receipts” are service marks of The Bank of New York Mellon.

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)

The Invesco BLDRS Asia 50 ADR Index Fund seeks to track The S&P/BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $5 billion to over $435 billion.

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

The Invesco BLDRS Developed Markets 100 ADR Index Fund seeks to track The S&P/BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR IndexSM includes 81 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 81 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $437 million to over $234 billion.

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

The Invesco BLDRS Emerging Markets 50 ADR Index Fund seeks to track The S&P/BNY Mellon Emerging 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $5 billion to over $435 billion.

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

The Invesco BLDRS Europe Select ADR Index Fund seeks to track The S&P/BNY Mellon Europe Select ADR IndexSM. The BNY Mellon Europe Select ADR IndexSM includes 69 component American Depositary Receipts as of September 30, 2019 representing the securities issued by 69 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $437 million to over $234 billion.

3

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)

September 30, 2019

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Air Freight & Logistics-0.56%
ZTO Express Cayman, Inc., ADR (China)	4,428	$94,449

Automobiles-13.52%
Honda Motor Co., Ltd., ADR (Japan)	18,568	484,253
Toyota Motor Corp., ADR (Japan)	13,379	1,799,342

		2,283,595

Banks-21.29%
HDFC Bank Ltd., ADR (India)	13,740	783,867
ICICI Bank Ltd., ADR (India)	16,109	196,207
KB Financial Group, Inc., ADR (South Korea)	4,029	143,916
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	133,093	676,112
Mizuho Financial Group, Inc., ADR (Japan)	130,139	399,527
Shinhan Financial Group Co., Ltd., ADR (South Korea)	4,618	161,584
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	70,376	481,372
Westpac Banking Corp., ADR (Australia)	35,207	703,788
Woori Financial Group, Inc., ADR (South Korea)	1,604	50,061

		3,596,434

Biotechnology-0.27%
BeiGene Ltd., ADR (China)(b)	376	46,045

Capital Markets-0.86%
Nomura Holdings, Inc., ADR (Japan)	34,019	144,581

Diversified Consumer Services-1.56%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	1,216	134,684
TAL Education Group, ADR (China)(b)	3,754	128,537

		263,221

Diversified Telecommunication Services-2.45%
China Telecom Corp. Ltd., ADR (China)	1,422	64,801
China Unicom Hong Kong Ltd., ADR (China)	5,959	62,510
Chunghwa Telecom Co., Ltd., ADR (Taiwan)	3,896	139,048
PT Telekomunikasi Indonesia Persero Tbk, ADR (Indonesia)	4,874	146,756

		413,115

Electric Utilities-0.34%
Korea Electric Power Corp., ADR (South Korea)(b)	5,264	57,062

Entertainment-1.49%
NetEase, Inc., ADR (China)	708	188,456
Sea Ltd., ADR (Thailand)(b)	2,018	62,457

		250,913

Hotels, Restaurants & Leisure-0.47%
Huazhu Group Ltd., ADR (China)	1,146	37,841
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	2,154	41,809

		79,650

Household Durables-4.56%
Sony Corp., ADR (Japan)	13,036	770,819

	Shares	Value
Insurance-1.04%
China Life Insurance Co., Ltd., ADR (China)	15,255	$175,738

Interactive Media & Services-2.58%
58.com, Inc., ADR (China)(b)	943	46,499
Autohome, Inc., ADR (China)(b)	582	48,382
Baidu, Inc., ADR (China)(b)	2,834	291,222
Momo, Inc., ADR (China)	1,611	49,909

		436,012

Internet & Direct Marketing Retail-17.99%
Alibaba Group Holding Ltd., ADR (China)(b)	15,745	2,633,036
Ctrip.com International, Ltd., ADR (China)(b)	4,085	119,650
JD.com, Inc., ADR (China)(b)	8,919	251,605
Vipshop Holdings Ltd., ADR (China)(b)	3,898	34,770

		3,039,061

IT Services-2.90%
Infosys Ltd., ADR (India)	38,302	435,494
Wipro Ltd., ADR (India)	14,836	54,151

		489,645

Metals & Mining-5.44%
BHP Group Ltd., ADR (Australia)	15,085	744,897
POSCO, ADR (South Korea)	2,896	136,575
Vedanta Ltd., ADR (India)	4,286	37,203

		918,675

Oil, Gas & Consumable Fuels-3.05%
China Petroleum & Chemical Corp., ADR (China)	2,615	153,500
CNOOC Ltd., ADR (China)	1,648	250,908
PetroChina Co. Ltd., ADR (China)	2,163	109,902

		514,310

Pharmaceuticals-3.29%
Takeda Pharmaceutical Co., Ltd., ADR (Japan)	32,316	555,835

Semiconductors & Semiconductor Equipment-11.35%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	15,729	70,151
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	38,806	1,803,703
United Microelectronics Corp., ADR (Taiwan)	20,911	43,704

		1,917,558

Technology Hardware, Storage & Peripherals-1.75%
Canon, Inc., ADR (Japan)	11,074	295,676

Wireless Telecommunication Services-3.18%
China Mobile Ltd., ADR (China)	11,333	469,186
SK Telecom Co., Ltd., ADR (South Korea)	3,054	67,799

		536,985

TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $18,780,994)		16,879,379
OTHER ASSETS LESS LIABILITIES-0.06%		9,903

NET ASSETS-100.00%		$16,889,282

Investment Abbreviations:

ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)–(continued)

September 30, 2019

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

September 30, 2019

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.57%
Airlines-0.20%
Ryanair Holdings PLC, ADR (Ireland)(b)	911	$60,472

Automobiles-5.97%
Honda Motor Co., Ltd., ADR (Japan)	14,831	386,793
Toyota Motor Corp., ADR (Japan)	10,686	1,437,160

		1,823,953

Banks-16.30%
Banco Bilbao Vizcaya Argentaria, S.A., ADR (Spain)	54,593	283,883
Banco Santander S.A., ADR (Spain)	136,059	546,957
Barclays PLC, ADR (United Kingdom)	32,967	241,978
HSBC Holdings PLC, ADR (United Kingdom)	33,670	1,288,551
ING Groep N.V., ADR (Netherlands)	31,902	333,376
Lloyds Banking Group PLC, ADR (United Kingdom)	143,633	379,191
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	106,308	540,045
Mizuho Financial Group, Inc., ADR (Japan)	103,949	319,123
Royal Bank of Scotland Group PLC (The), ADR (United Kingdom)	18,809	95,926
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	56,213	384,497
Westpac Banking Corp., ADR (Australia)	28,122	562,159

		4,975,686

Beverages-4.76%
Anheuser-Busch InBev S.A./N.V., ADR (Belgium)	6,932	659,580
Diageo PLC, ADR (United Kingdom)	4,850	793,072

		1,452,652

Biotechnology-0.80%
Amarin Corp. PLC, ADR (Ireland)(b)	2,925	44,343
Argenx S.E., ADR (Netherlands)(b)	278	31,681
Ascendis Pharma A/S, ADR (Denmark)(b)	300	28,896
Cellectis S.A., ADR (France)(b)	281	2,922
Galapagos N.V., ADR (Belgium)(b)	394	60,148
Genfit, ADR (France)(b)	318	5,536
Grifols S.A., ADR (Spain)	2,126	42,605
MorphoSys AG, ADR (Germany)(b)	1,042	28,624

		244,755

Capital Markets-2.75%
Credit Suisse Group AG, ADR (Switzerland)	19,881	242,747
Deutsche Bank AG, New York Shares (Germany)	16,921	126,908
Nomura Holdings, Inc., ADR (Japan)	27,173	115,485
UBS Group AG, New York Shares (Switzerland)	31,364	354,727

		839,867

Communications Equipment-1.32%
Nokia Oyj, ADR (Finland)	46,107	233,301
Telefonaktiebolaget LM Ericsson, ADR (Sweden)	21,428	170,996

		404,297

Construction Materials-0.74%
CRH PLC, ADR (Ireland)	6,585	226,261

	Shares	Value
Diversified Telecommunication Services-1.73%
Orange S.A., ADR (France)	15,614	$243,110
Telefonica S.A., ADR (Spain)	37,409	284,308

		527,418

Electrical Equipment-1.02%
ABB Ltd., ADR (Switzerland)	15,799	310,766

Energy Equipment & Services-0.13%
Tenaris S.A., ADR (Luxembourg)	1,933	40,941

Entertainment-0.16%
Sea Ltd., ADR (Thailand)(b)	1,612	49,891

Health Care Equipment & Supplies-1.69%
Koninklijke Philips N.V., New York Shares (Netherlands)	7,412	341,916
Smith & Nephew plc, ADR (United Kingdom)	3,647	175,530

		517,446

Health Care Providers & Services-0.38%
Fresenius Medical Care AG& Co. KGaA, ADR (Germany)	3,470	116,557

Hotels, Restaurants & Leisure-0.63%
Carnival PLC, ADR	1,524	64,115
InterContinental Hotels Group PLC, ADR (United Kingdom)	1,537	95,740
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	1,721	33,404

		193,259

Household Durables-2.02%
Sony Corp., ADR (Japan)	10,412	615,662

Insurance-1.42%
Aegon N.V., New York Shares (Netherlands)	11,496	47,478
Prudential PLC, ADR (United Kingdom)	10,586	385,225

		432,703

Interactive Media & Services-0.05%
LINE Corp., ADR (Japan)(b)	454	16,317

Media-0.64%
Criteo S.A., ADR (France)(b)	533	9,962
Pearson PLC, ADR (United Kingdom)	6,391	57,775
WPP PLC, ADR (United Kingdom)	2,043	127,871

		195,608

Metals & Mining-4.80%
ArcelorMittal, New York Shares (Luxembourg)	5,239	74,603
BHP Group Ltd., ADR (Australia)	12,049	594,980
BHP Group PLC, ADR (Australia)	8,646	370,395
Rio Tinto plc, ADR (Australia)	8,151	424,585

		1,464,563

Multi-Utilities-1.09%
National Grid PLC, ADR (United Kingdom)	6,145	332,629

Oil, Gas & Consumable Fuels-14.94%
BP PLC, ADR (United Kingdom)	27,607	1,048,790
Eni S.p.A., ADR (Italy)	10,414	317,523
Equinor ASA, ADR (Norway)	9,021	170,948
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	17,500	1,029,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)–(continued)

September 30, 2019

	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	15,333	$918,446
TOTAL S.A., ADR (France)	20,678	1,075,256

		4,560,838

Personal Products-4.37%
Unilever N.V., New York Shares (United Kingdom)	12,647	759,199
Unilever PLC, ADR (United Kingdom)	9,559	574,496

		1,333,695

Pharmaceuticals-18.86%
AstraZeneca PLC, ADR (United Kingdom)	21,480	957,363
GlaxoSmithKline PLC, ADR (United Kingdom)	20,435	872,166
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	252	28,987
Hutchison China MediTech Ltd., ADR (Hong Kong)(b)	500	8,920
Novartis AG, ADR (Switzerland)	20,883	1,814,733
Novo Nordisk A/S, ADR (Denmark)	13,572	701,672
Sanofi, ADR (France)	18,773	869,753
Takeda Pharmaceutical Co., Ltd., ADR (Japan)	25,813	443,984
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	8,919	61,363

		5,758,941

Professional Services-1.28%
RELX PLC, ADR (United Kingdom)	16,470	390,668

Semiconductors & Semiconductor Equipment-3.18%
ASML Holding N.V., New York Shares (Netherlands)	3,485	865,744
STMicroelectronics N.V., New York Shares (Switzerland)	5,366	103,778

		969,522

	Shares	Value
Software-3.68%
Nice Ltd., ADR (Israel)(b)	510	$73,338
SAP S.E., ADR (Germany)	8,851	1,043,267
Talend S.A., ADR(b)	169	5,743

		1,122,348

Technology Hardware, Storage & Peripherals-0.96%
Canon, Inc., ADR (Japan)	8,845	236,161
Logitech International S.A., Class R, New York Shares (Switzerland)	1,417	57,729

		293,890

Tobacco-2.27%
British American Tobacco PLC, ADR (United Kingdom)	18,745	691,691

Wireless Telecommunication Services-1.43%
Vodafone Group PLC, ADR (United Kingdom)	21,938	436,786

TOTAL INVESTMENTS IN SECURITIES-99.57% (Cost $47,062,619)		30,400,082
OTHER ASSETS LESS LIABILITIES-0.43%		131,376

NET ASSETS-100.00%		$30,531,458

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

September 30, 2019

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Air Freight & Logistics-0.77%
ZTO Express Cayman, Inc., ADR (China)	45,389	$968,147

Banks-18.10%
Banco Bradesco S.A., ADR (Brazil)	423,611	3,448,193
Banco de Chile, ADR (Chile)	23,349	656,107
Bancolombia S.A., ADR (Colombia)	11,876	587,268
HDFC Bank Ltd., ADR (India)	140,836	8,034,694
ICICI Bank Ltd., ADR (India)	165,116	2,011,113
Itau Unibanco Holding S.A., ADR (Brazil)	509,127	4,281,758
KB Financial Group, Inc., ADR (South Korea)	41,293	1,474,986
Shinhan Financial Group Co., Ltd., ADR (South Korea)	47,331	1,656,112
Woori Financial Group, Inc., ADR (South Korea)	16,436	512,968

		22,663,199

Beverages-3.13%
Ambev S.A., ADR (Brazil)	462,723	2,137,780
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	19,527	1,788,283

		3,926,063

Biotechnology-0.38%
BeiGene Ltd., ADR (China)(b)	3,852	471,716

Chemicals-0.82%
Sasol Ltd., ADR (South Africa)	60,235	1,024,597

Construction Materials-0.50%
Cemex S.A.B. de C.V., ADR (Mexico)	159,041	623,441

Diversified Consumer Services-2.15%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	12,460	1,380,069
TAL Education Group, ADR (China)(b)	38,482	1,317,624

		2,697,693

Diversified Telecommunication Services-3.84%
China Telecom Corp. Ltd., ADR (China)	14,580	664,411
China Unicom Hong Kong Ltd., ADR (China)	61,081	640,740
Chunghwa Telecom Co., Ltd., ADR (Taiwan)	39,937	1,425,351
PT Telekomunikasi Indonesia Persero Tbk, ADR (Indonesia)	49,958	1,504,235
Telefonica Brasil S.A., ADR (Brazil)	43,513	573,066

		4,807,803

Electric Utilities-1.03%
Enel Americas S.A., ADR (Chile)	76,839	700,003
Korea Electric Power Corp., ADR (South Korea)(b)	53,958	584,905

		1,284,908

Entertainment-1.54%
NetEase, Inc., ADR (China)	7,260	1,932,467

Food Products-0.56%
BRF S.A., ADR (Brazil)(b)	75,972	695,904

	Shares	Value
Insurance-1.44%
China Life Insurance Co., Ltd., ADR (China)	156,361	$1,801,279

Interactive Media & Services-3.57%
58.com, Inc., ADR (China)(b)	9,668	476,729
Autohome, Inc., ADR (China)(b)	5,970	496,286
Baidu, Inc., ADR (China)(b)	29,054	2,985,589
Momo, Inc., ADR (China)	16,510	511,480

		4,470,084

Internet & Direct Marketing Retail-23.44%
Alibaba Group Holding Ltd., ADR (China)(b)	152,778	25,549,065
Ctrip.com International, Ltd., ADR (China)(b)	41,870	1,226,372
JD.com, Inc., ADR (China)(b)	91,425	2,579,099

		29,354,536

IT Services-4.01%
Infosys Ltd., ADR (India)	392,593	4,463,782
Wipro Ltd., ADR (India)	152,064	555,034

		5,018,816

Metals & Mining-4.81%
AngloGold Ashanti Ltd., ADR (South Africa)	43,337	791,767
POSCO, ADR (South Korea)	29,679	1,399,662
Vale S.A., ADR (Brazil)	333,127	3,830,960

		6,022,389

Oil, Gas & Consumable Fuels-8.31%
China Petroleum & Chemical Corp., ADR (China)	26,806	1,573,512
CNOOC Ltd., ADR (China)	16,887	2,571,046
PetroChina Co. Ltd., ADR (China)	22,167	1,126,305
Petroleo Brasileiro S.A., ADR (Brazil)	140,749	2,036,638
Petroleo Brasileiro S.A., ADR (Brazil)	235,431	3,093,564

		10,401,065

Semiconductors & Semiconductor Equipment-15.69%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	161,225	719,064
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	397,757	18,487,745
United Microelectronics Corp., ADR (Taiwan)	214,335	447,960

		19,654,769

Wireless Telecommunication Services-5.85%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	122,583	1,821,583
China Mobile Ltd., ADR (China)	116,167	4,809,314
SK Telecom Co., Ltd., ADR (South Korea)	31,304	694,949

		7,325,846

TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $129,812,683)		125,144,722
OTHER ASSETS LESS LIABILITIES-0.06%		80,322

NET ASSETS-100.00%		$125,225,044

Investment Abbreviations:

ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)–(continued)

September 30, 2019

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

September 30, 2019

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.63%
Airlines-0.24%
Ryanair Holdings PLC, ADR (Ireland)(b)	376	$24,959

Banks-12.78%
Banco Bilbao Vizcaya Argentaria, S.A., ADR (Spain)	22,530	117,156
Banco Santander S.A., ADR (Spain)	56,150	225,723
Barclays PLC, ADR (United Kingdom)	13,605	99,861
HSBC Holdings PLC, ADR (United Kingdom)	13,895	531,762
ING Groep N.V., ADR (Netherlands)	13,166	137,585
Lloyds Banking Group PLC, ADR (United Kingdom)	59,276	156,488
Royal Bank of Scotland Group PLC (The), ADR (United Kingdom)	7,762	39,586

		1,308,161

Beverages-5.86%
Anheuser-Busch InBev S.A./N.V., ADR (Belgium)	2,861	272,224
Diageo PLC, ADR (United Kingdom)	2,001	327,204

		599,428

Biotechnology-0.99%
Amarin Corp. PLC, ADR (Ireland)(b)	1,207	18,298
Argenx S.E., ADR (Netherlands)(b)	115	13,105
Ascendis Pharma A/S, ADR (Denmark)(b)	124	11,944
Cellectis S.A., ADR (France)(b)	116	1,206
Galapagos N.V., ADR (Belgium)(b)	162	24,731
Genfit, ADR (France)(b)	131	2,281
Grifols S.A., ADR (Spain)	877	17,575
MorphoSys AG, ADR (Germany)(b)	430	11,812

		100,952

Capital Markets-2.92%
Credit Suisse Group AG, ADR (Switzerland)	8,205	100,183
Deutsche Bank AG, New York Shares (Germany)	6,983	52,372
UBS Group AG, New York Shares (Switzerland)	12,944	146,397

		298,952

Communications Equipment-1.63%
Nokia Oyj, ADR (Finland)	19,028	96,282
Telefonaktiebolaget LM Ericsson, ADR (Sweden)	8,843	70,567

		166,849

Construction Materials-0.91%
CRH PLC, ADR (Ireland)	2,717	93,356

Diversified Telecommunication Services-2.13%
Orange S.A., ADR (France)	6,444	100,333
Telefonica S.A., ADR (Spain)	15,438	117,329

		217,662

Electrical Equipment-1.25%
ABB Ltd., ADR (Switzerland)	6,520	128,248

Energy Equipment & Services-0.17%
Tenaris S.A., ADR (Luxembourg)	798	16,902

Health Care Equipment & Supplies-2.09%
Koninklijke Philips N.V., New York Shares (Netherlands)	3,059	141,112
Smith & Nephew plc, ADR (United Kingdom)	1,505	72,435

		213,547

	Shares	Value
Health Care Providers & Services-0.47%
Fresenius Medical Care AG& Co. KGaA, ADR (Germany)	1,432	$48,101

Hotels, Restaurants & Leisure-0.64%
Carnival PLC, ADR	629	26,462
InterContinental Hotels Group PLC, ADR (United Kingdom)	634	39,492

		65,954

Insurance-1.75%
Aegon N.V., New York Shares (Netherlands)	4,744	19,593
Prudential PLC, ADR (United Kingdom)	4,369	158,988

		178,581

IT Services-0.02%
QIWI PLC, ADR (Russia)	92	2,019

Media-0.79%
Criteo S.A., ADR (France)(b)	220	4,112
Pearson PLC, ADR (United Kingdom)	2,638	23,848
WPP PLC, ADR (United Kingdom)	843	52,763

		80,723

Metals & Mining-3.51%
ArcelorMittal, New York Shares (Luxembourg)	2,162	30,787
BHP Group PLC, ADR (Australia)	3,568	152,853
Rio Tinto plc, ADR (Australia)	3,364	175,231

		358,871

Multi-Utilities-1.34%
National Grid PLC, ADR (United Kingdom)	2,536	137,274

Oil, Gas & Consumable Fuels-18.39%
BP PLC, ADR (United Kingdom)	11,393	432,820
Eni S.p.A., ADR (Italy)	4,298	131,046
Equinor ASA, ADR (Norway)	3,723	70,551
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	7,222	425,015
Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	6,328	379,047
TOTAL S.A., ADR (France)	8,534	443,768

		1,882,247

Personal Products-5.38%
Unilever N.V., New York Shares (United Kingdom)	5,219	313,297
Unilever PLC, ADR (United Kingdom)	3,945	237,094

		550,391

Pharmaceuticals-21.40%
AstraZeneca PLC, ADR (United Kingdom)	8,865	395,113
GlaxoSmithKline PLC, ADR (United Kingdom)	8,433	359,920
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	104	11,963
Novartis AG, ADR (Switzerland)	8,618	748,904
Novo Nordisk A/S, ADR (Denmark)	5,601	289,572
Sanofi, ADR (France)	7,747	358,919
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	3,681	25,325

		2,189,716

Professional Services-1.58%
RELX PLC, ADR (United Kingdom)	6,797	161,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BLDRS Europe Select ADR Index Fund (ADRU)–(continued)

September 30, 2019

	Shares	Value
Semiconductors & Semiconductor Equipment-3.91%
ASML Holding N.V., New York Shares (Netherlands)	1,438	$357,228
STMicroelectronics N.V., New York Shares (Switzerland)	2,215	42,838

		400,066

Software-4.53%
Nice Ltd., ADR (Israel)(b)	210	30,198
SAP S.E., ADR (Germany)	3,653	430,579
Talend S.A., ADR(b)	70	2,379

		463,156

Technology Hardware, Storage & Peripherals-0.23%
Logitech International S.A., Class R, New York Shares (Switzerland)	585	23,833

	Shares	Value
Tobacco-2.79%
British American Tobacco PLC, ADR (United Kingdom)	7,736	$285,458

Wireless Telecommunication Services-1.93%
Mobile TeleSystems PJSC, ADR (Russia)	1,519	12,304
VEON Ltd., ADR (Russia)	2,256	5,414
Vodafone Group PLC, ADR (United Kingdom)	9,054	180,265

		197,983

TOTAL INVESTMENTS IN SECURITIES-99.63% (Cost $14,891,152)		10,194,614
OTHER ASSETS LESS LIABILITIES-0.37%		37,720

NET ASSETS-100.00%		$10,232,334

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Assets and Liabilities

September 30, 2019

				Invesco
	Invesco	Invesco	Invesco	BLDRS
	BLDRS	BLDRS Developed	BLDRS Emerging	Europe
	Asia 50	Markets 100	Markets 50	Select
	ADR Index	ADR Index	ADR Index	ADR Index
	Fund (ADRA)	Fund (ADRD)	Fund (ADRE)	Fund (ADRU)
Assets:
Investments in securities, at value	$16,879,379	$30,400,082	$125,144,722	$10,194,614
Cash	140,629	242,066	813,028	82,588
Receivable for:
Amount due from Sponsor	19,942	13,147	-	31,650
Dividends	34,634	47,586	424,375	20,068
Foreign tax reclaims	-	159,021	8,122	28,467

Total assets	17,074,584	30,861,902	126,390,247	10,357,387

Liabilities:
Payable for:
Distributions	140,552	245,891	934,797	83,065
Amount due to Licensor	-	-	78,534	-
Amount due to Trustee	3,412	8,645	25,139	2,117
Amount due to Sponsor	-	-	39,910	-
Accrued expenses	41,338	75,908	86,823	39,871

Total liabilities	185,302	330,444	1,165,203	125,053

Net Assets	$16,889,282	$30,531,458	$125,225,044	$10,232,334

Net assets consist of:
Shares of beneficial interest	$23,633,370	$56,037,129	$222,521,028	$17,948,395
Distributable earnings (loss)	(6,744,088)	(25,505,671)	(97,295,984)	(7,716,061)

Net Assets	$16,889,282	$30,531,458	$125,225,044	$10,232,334

Shares outstanding (unlimited amount authorized, $ 0.001 par value)	550,000	1,450,000	3,250,000	500,000
Net asset value	$30.71	$21.06	$38.53	$20.46

Investments in securities, at cost	$18,780,994	$47,062,619	$129,812,683	$14,891,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

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13

Statements of Operations

For the years ended September 30, 2019, 2018, 2017

	Invesco BLDRS Asia 50 ADR Index Fund (ADRA)
	2019	2018	2017

Investment income:
Dividend income	$531,646	$594,627	$606,773
Foreign witholding tax	(51,684)	(65,801)	(56,325)

Total investment income	479,962	528,826	550,448

Expenses:
Licensing fees	10,874	13,448	12,729
Professional fees	37,551	30,087	30,752
Reports to shareholders fee	4,201	2,941	2,795
Marketing expenses	-	-	-
Trustee fees	18,124	22,420	21,213
Intraday valuation fees	10,001	10,001	10,001
Compliance service fees	2,099	2,047	2,999
Other expenses	2,336	3,534	1,908

Total expenses	85,186	84,478	82,397

Less: Expenses waived by the Licensor	(10,874)	(13,448)	(12,729)
Less: Expenses assumed by the Sponsor	(19,942)	(3,789)	(6,029)

Net expenses	54,370	67,241	63,639

Net investment income	425,592	461,585	486,809

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(899,294)	(363,579)	(136,556)
In-kind redemptions	(17,341)	560,406	233,262

Net realized gain (loss)	(916,635)	196,827	96,706

Change in unrealized appreciation (depreciation) on investment securities	(216,192)	(150,618)	2,940,075

Net realized and unrealized gain (loss)	(1,132,827)	46,209	3,036,781

Net increase (decrease) in net assets resulting from operations	$(707,235)	$507,794	$3,523,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)			Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
2019	2018	2017	2019	2018	2017

$1,639,989	$2,465,880	$2,392,879	$2,928,654	$3,577,648	$3,040,429
(91,637)	(172,996)	(212,514)	(311,703)	(400,604)	(273,187)

1,548,352	2,292,884	2,180,365	2,616,951	3,177,044	2,767,242

23,855	39,888	35,626	78,534	97,851	81,326
47,552	42,007	38,851	71,551	76,718	44,957
16,400	6,075	6,695	30,452	7,946	8,224
-	2,384	4,335	39,910	(59,739)	(66,598)
39,759	67,364	59,374	130,892	163,087	135,528
10,001	10,001	10,001	10,001	10,001	10,001
1,800	1,748	2,999	2,099	2,047	2,999
16,873	1,793	1,072	27,386	25,575	25,812

156,240	171,260	158,953	390,825	323,486	242,249

(23,855)	-	-	-	-	-
(13,148)	-	-	-	-	-

119,237	171,260	158,953	390,825	323,486	242,249

1,429,115	2,121,624	2,021,412	2,226,126	2,853,558	2,524,993

(1,286,773)	(1,036,296)	(1,205,489)	(8,389,077)	(6,503,467)	(7,013,343)
(120,734)	2,835,262	858,492	1,255,835	8,196,644	(251,263)

(1,407,507)	1,798,966	(346,997)	(7,133,242)	1,693,177	(7,264,606)

(1,987,401)	(2,757,850)	7,766,216	(49,475)	(7,007,313)	33,881,764

(3,394,908)	(958,884)	7,419,219	(7,182,717)	(5,314,136)	26,617,158

$(1,965,793)	$1,162,740	$9,440,631	$(4,956,591)	$(2,460,578)	$29,142,151

15

Statements of Operations–(continued)

For the years ended September 30, 2019, 2018, 2017

	Invesco BLDRS Europe Select ADR Index Fund (ADRU)
	2019	2018	2017
Investment income:
Dividend income	$517,669	$620,156	$567,979
Foreign witholding tax	(30,633)	(44,655)	(52,318)

Total investment income	487,036	575,501	515,661

Expenses:
Licensing fees	7,359	9,682	8,194
Professional fees	33,550	29,664	30,192
Reports to shareholders fee	3,800	1,910	1,542
Trustee fees	12,266	16,141	13,655
Intraday valuation fees	10,001	10,001	10,001
Compliance service fees	1,799	1,748	2,999
Other expenses	7,022	2,941	2,908

Total expenses	75,797	72,087	69,491

Less: Expenses waived by the Licensor	(7,359)	(9,682)	(8,194)
Less: Expenses assumed by the Sponsor	(31,650)	(13,991)	(20,332)

Net expenses	36,788	48,414	40,965

Net investment income	450,248	527,087	474,696

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(209,743)	(338,448)	(270,159)
In-kind redemptions	169,167	415,104	(35,443)

Net realized gain (loss)	(40,576)	76,656	(305,602)

Change in unrealized appreciation (depreciation) on investment securities	(819,201)	(683,973)	2,018,686

Net realized and unrealized gain (loss)	(859,777)	(607,317)	1,713,084

Net increase (decrease) in net assets resulting from operations	$(409,529)	$(80,230)	$2,187,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

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17

Statements of Changes in Net Assets

For the years ended September 30, 2019, 2018, 2017

	Invesco BLDRS Asia 50 ADR Index Fund (ADRA)
	2019	2018	2017
Operations:
Net investment income	$425,592	$461,585	$486,809
Net realized gain (loss)	(916,635)	196,827	96,706
Change in net unrealized appreciation (depreciation)	(216,192)	(150,618)	2,940,075

Net increase (decrease) in net assets resulting from operations	(707,235)	507,794	3,523,590

Distributions to Shareholders from:
Distributable earnings	(450,369)	(461,402)	(454,562)

Shareholder Transactions:
Proceeds from shares sold	-	1,634,674	-
Value of shares repurchased	(1,493,963)	(3,336,241)	(4,496,806)

Net increase (decrease) in net assets resulting from share transactions	(1,493,963)	(1,701,567)	(4,496,806)

Net increase (decrease) in net assets	(2,651,567)	(1,655,175)	(1,427,778)

Net assets:
Beginning of year	19,540,849	21,196,024	22,623,802

End of year	$16,889,282	$19,540,849	$21,196,024

Changes in Shares Outstanding:
Shares sold	-	50,000	-
Shares repurchased	(50,000)	(100,000)	(150,000)
Shares outstanding, beginning of year	600,000	650,000	800,000

Shares outstanding, end of year	550,000	600,000	650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)			Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
2019	2018	2017	2019	2018	2017

$1,429,115	$2,121,624	$2,021,412	$2,226,126	$2,853,558	$2,524,993
(1,407,507)	1,798,966	(346,997)	(7,133,242)	1,693,177	(7,264,606)
(1,987,401)	(2,757,850)	7,766,216	(49,475)	(7,007,313)	33,881,764

(1,965,793)	1,162,740	9,440,631	(4,956,591)	(2,460,578)	29,142,151

(1,446,671)	(2,056,893)	(2,126,666)	(2,076,444)	(2,789,019)	(2,747,944)

10,039,700	8,046,840	3,228,202	1,883,992	16,696,088	4,148,878
(33,287,537)	(13,743,877)	(5,252,851)	(9,724,398)	(26,979,018)	(5,281,019)

(23,247,837)	(5,697,037)	(2,024,649)	(7,840,406)	(10,282,930)	(1,132,141)

(26,660,301)	(6,591,190)	5,289,316	(14,873,441)	(15,532,527)	25,262,066

57,191,759	63,782,949	58,493,633	140,098,485	155,631,012	130,368,946

$30,531,458	$57,191,759	$63,782,949	$125,225,044	$140,098,485	$155,631,012

500,000	350,000	150,000	50,000	400,000	100,000
(1,600,000)	(600,000)	(250,000)	(250,000)	(650,000)	(150,000)
2,550,000	2,800,000	2,900,000	3,450,000	3,700,000	3,750,000

1,450,000	2,550,000	2,800,000	3,250,000	3,450,000	3,700,000

19

Statements of Changes in Net Assets–(continued)

For the years ended September 30, 2019, 2018, 2017

	Invesco BLDRS Europe Select ADR Index Fund (ADRU)
	2019	2018	2017
Operations:
Net investment income	$450,248	$527,087	$474,696
Net realized gain (loss)	(40,576)	76,656	(305,602)
Change in net unrealized appreciation (depreciation)	(819,201)	(683,973)	2,018,686

Net increase (decrease) in net assets resulting from operations	(409,529)	(80,230)	2,187,780

Distributions to Shareholders from:
Distributable earnings	(451,284)	(510,359)	(512,980)

Shareholder Transactions:
Proceeds from shares sold	1,018,263	2,360,328	-
Value of shares repurchased	(4,084,092)	(2,172,137)	(1,906,198)

Net increase (decrease) in net assets resulting from share transactions	(3,065,829)	188,191	(1,906,198)

Net increase (decrease) in net assets	(3,926,642)	(402,398)	(231,398)

Net assets:
Beginning of year	14,158,976	14,561,374	14,792,772

End of year	$10,232,334	$14,158,976	$14,561,374

Changes in Shares Outstanding:
Shares sold	50,000	100,000	-
Shares repurchased	(200,000)	(100,000)	(100,000)
Shares outstanding, beginning of year	650,000	650,000	750,000

Shares outstanding, end of year	500,000	650,000	650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)

	Years Ended September 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of year	$32.57	$32.61	$28.28	$25.71	$29.12

Net investment income(a)	0.72	0.71	0.69	0.56	0.72
Net realized and unrealized gain (loss) on investments	(1.81)	(0.02)	4.31	2.61	(3.41)

Total from investment operations	(1.09)	0.69	5.00	3.17	(2.69)

Distributions to shareholders from:
Net investment income	(0.77)	(0.73)	(0.67)	(0.60)	(0.72)

Net asset value at end of year	$30.71	$32.57	$32.61	$28.28	$25.71

Net Asset Value Total Return(b)	(3.26)%	2.06%	17.83%	12.51%	(9.44)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$16,889	$19,541	$21,196	$22,624	$23,139
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.47%	0.38%	0.39%	0.38%	0.40%
Net investment income	2.35%	2.06%	2.29%	2.13%	2.43%
Portfolio turnover rate(c)	20.04%	9.25%	11.53%	7.00%	11.27%

(a)	Based on average shares outstanding.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)

	Years Ended September 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of year	$22.43	$22.78	$20.17	$20.71	$24.21

Net investment income(a)	0.76	0.74	0.72	0.71	0.79
Net realized and unrealized gain (loss) on investments	(1.32)	(0.36)	2.65	(0.46)	(3.45)

Total from investment operations	(0.56)	0.38	3.37	0.25	(2.66)

Distributions to shareholders from:
Net investment income	(0.81)	(0.73)	(0.76)	(0.79)	(0.84)

Net asset value at end of year	$21.06	$22.43	$22.78	$20.17	$20.71

Net Asset Value Total Return(b)	(2.44)%	1.65%	17.01%	1.34%	(11.26)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$30,531	$57,192	$63,783	$58,494	$65,251
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.26%	0.27%	0.30%	0.30%
Expenses, prior to Waivers	0.39%	0.26%	0.27%	0.30%	0.30%
Net investment income	3.61%	3.19%	3.40%	3.52%	3.38%
Portfolio turnover rate(c)	7.92%	2.83%	5.30%	5.05%	4.06%

(a)	Based on average shares outstanding.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights–(continued)

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

	Years Ended September 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of year	$40.61	$42.06	$34.77	$28.00	$39.20

Net investment income(a)	0.67	0.76	0.69	0.53	0.66
Net realized and unrealized gain (loss) on investments	(2.12)	(1.45)	7.35	6.94	(10.97)

Total from investment operations	(1.45)	(0.69)	8.04	7.47	(10.31)

Distributions to shareholders from:
Net investment income	(0.63)	(0.76)	(0.75)	(0.70)	(0.89)

Net asset value at end of year	$38.53	$40.61	$42.06	$34.77	$28.00

Net Asset Value Total Return(b)	(3.57)%	(1.65)%	23.33%	26.99%	(26.58)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$125,225	$140,098	$155,631	$130,369	$124,615
Ratio to average net assets of:
Expenses	0.30%	0.20%	0.18%	0.30%	0.30%
Net investment income	1.70%	1.75%	1.86%	1.74%	1.87%
Portfolio turnover rate(c)	17.62%	10.30%	10.66%	7.61%	17.51%

(a)	Based on average shares outstanding.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

Invesco BLDRS Europe Select ADR Index Fund (ADRU)

	Years Ended September 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value at beginning of year	$21.78	$22.40	$19.72	$20.47	$24.33

Net investment income(a)	0.76	0.73	0.71	0.74	0.77
Net realized and unrealized gain (loss) on investments	(1.30)	(0.63)	2.76	(0.62)	(3.75)

Total from investment operations	(0.54)	0.10	3.47	0.12	(2.98)

Distributions to shareholders from:
Net investment income	(0.78)	(0.72)	(0.79)	(0.87)	(0.88)

Net asset value at end of year	$20.46	$21.78	$22.40	$19.72	$20.47

Net Asset Value Total Return(b)	(2.45)%	0.43%	17.94%	0.70%	(12.53)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$10,232	$14,159	$14,561	$14,793	$18,426
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.62%	0.45%	0.51%	0.48%	0.43%
Net investment income	3.67%	3.27%	3.48%	3.71%	3.34%
Portfolio turnover rate(c)	6.49%	1.96%	5.85%	5.24%	4.79%

(a)	Based on average shares outstanding.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Notes to Financial Statements

Invesco BLDRS Index Funds Trust

September 30, 2019

NOTE 1–Organization

Invesco BLDRS Index Funds Trust (the “Trust”) is a unit investment trust consisting of four separate investment portfolios (each a “Fund” and collectively the “Funds”). The Trust was organized under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BLDRS Asia 50 ADR Index Fund (ADRA)	“Asia”

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)	“Developed Markets”

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)	“Emerging Markets”

Invesco BLDRS Europe Select ADR Index Fund (ADRU)	“Europe”

The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant benchmark BNY Mellon ADR Index.

The investment objective of each Fund is to provide investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each a “BNY Mellon ADR Index”):

Fund	Underlying Index

Asia	S&P/BNY Mellon Asia 50 ADR IndexSM

Developed Markets	S&P/BNY Mellon Developed Markets 100 ADR IndexSM

Emerging Markets	S&P/BNY Mellon Emerging 50 ADR IndexSM

Europe	S&P/BNY Mellon Europe Select ADR IndexSM

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Funds for the purposes of determining the net asset value of the Funds, and (b) relating to rebalancing and adjustments of the Trust’s portfolios.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

B.	Other Risks

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and

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currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Equity Risk. An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by a Fund and thus in the value of Shares). Equity securities, and therefore Depositary Receipts, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors including: expectations regarding government; economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Foreign Market Risk. The underlying securities of the Depositary Receipts in a Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for fund shares.

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their BNY Mellon ADR Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective BNY Mellon ADR Index, even if that security generally is underperforming.

Non-Correlation Risk. Each Fund’s return may not match the return of its BNY Mellon ADR Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its BNY Mellon ADR Index, and incurs costs in buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its BNY Mellon ADR Index. In addition, the performance of each Fund and its BNY Mellon ADR Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its BNY Mellon ADR Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversified Fund Risk. Each Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of the Shares than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may periodically participate in litigation related to each Fund’s investments. As such, each Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and distributes dividends, if any, from net investment income quarterly. Each Fund will distribute net realized capital gains, if any, at least annually.

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F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of each Fund’s taxable earnings to its shareholders. As such, each Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

Each Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of a Fund.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.30% per annum of the daily NAV of the Trust.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

J.

Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, each Fund has presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended September 30, 2018 and September 30, 2017, distributions from distributable earnings consisted of distributions from net investment income.

NOTE 3–Agreements with the Trustee, Licensor and Sponsor

The Funds accrue daily and pay monthly the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and fees to The Bank of New York Mellon (the “Licensor”) for a license to use each BNY Mellon ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Funds’ accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of each respective BNY Mellon ADR Index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as Percentage of Net Assets
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*

The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

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Marketing expenses for the years ended September 30, 2019, 2018 and 2017, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year. The following amounts remain payable to the Sponsor as of September 30, 2019:

Asia	$-
Developed Markets	-
Emerging Markets	39,910
Europe	-

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2019, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal years ended September 30, 2019, 2018 and 2017, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	License Fees Waived by Licensor			Expenses Assumed by the Sponsor
	Fiscal Year Ended September 30,			Fiscal Year Ended September 30,
	2019	2018	2017	2019	2018	2017
Asia	$10,874	$13,448	$12,729	$19,942	$3,789	$6,029
Developed Markets	23,855	-	-	13,148	-	-
Emerging Markets	-	-	-	-	-	-
Europe	7,359	9,682	8,194	31,650	13,991	20,332

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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NOTE 5–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2019, 2018 and 2017:

	September 30, 2019	September 30, 2018	September 30, 2017
	Ordinary Income	Ordinary Income	Ordinary Income
Asia	$450,369	$461,402	$454,562
Developed Markets	1,446,671	2,056,893	2,126,666
Emerging Markets	2,076,444	2,789,019	2,747,944
Europe	451,284	510,359	512,980

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Post-October Capital Losses Deferrals*	Shares of Beneficial Interest	Total Net Assets
Asia	$148,525	$(140,550)	$ (2,316,298)	$ (3,808,764)	$ (627,001)	$ 23,633,370	$ 16,889,282
Developed Markets	-	(245,892)	(16,976,970)	(7,047,726)	(1,235,083)	56,037,129	30,531,458
Emerging Markets	-	(934,796)	(9,261,237)	(82,472,216)	(4,627,735)	222,521,028	125,225,044
Europe	9,388	(83,068)	(4,831,137)	(2,619,718)	(191,526)	17,948,395	10,232,334

*The Fund will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of each Fund’s next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for each Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of September 30, 2019:

	No expiration
	Short-Term	Long-Term	Total*
Asia	$426,841	$3,381,923	$3,808,764
Developed Markets	77,266	6,970,460	7,047,726
Emerging Markets	6,076,351	76,395,865	82,472,216
Europe	12,428	2,607,290	2,619,718

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the fiscal year ended September 30, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Asia	$3,628,824	$3,633,897
Developed Markets	3,136,820	3,390,271
Emerging Markets	23,210,147	23,074,367
Europe	790,118	874,301

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For the fiscal year ended September 30, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered
Asia	$-	$1,486,077
Developed Markets	10,042,952	33,435,320
Emerging Markets	1,901,789	9,785,615
Europe	1,018,842	4,092,330

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. At September 30, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
Asia	$2,586,547	$(4,902,845)	$(2,316,298)	$19,195,677
Developed Markets	1,348,837	(18,325,807)	(16,976,970)	47,377,052
Emerging Markets	26,750,012	(36,011,249)	(9,261,237)	134,405,959
Europe	811,964	(5,643,101)	(4,831,137)	15,025,751

NOTE 7–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and expired capital loss carryforwards, on September 30, 2019, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended September 30, 2019, the reclassifications were as follows:

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain	Beneficial Interest
Asia	$-	$355,778	$(355,778)
Developed Markets	90,674	3,891,233	(3,981,907)
Emerging Markets	43,720	793,335	(837,055)
Europe	-	1,027,781	(1,027,781)

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date. The transaction fee in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is $10 per security “name” in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expenses of processing orders. For the fiscal years ended September 30, 2019, 2018 and 2017, the Trustee earned the following amounts in transaction fees:

	For the Fiscal Year
	Ended September 30,
	2019	2018	2017
Asia	$500	$1,500	$1,500
Developed Markets	22,000	10,000	6,000
Emerging Markets	3,500	6,500	2,500
Europe	6,000	4,000	2,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2019, 2018 or 2017.

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NOTE 9–Subsequent Event

On December 11, 2019, the Sponsor and Trustee approved the termination and winding down of BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund and BLDRS Europe Select ADR Index Fund, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.

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Report of Independent Registered Public Accounting Firm

To the Sponsor and Trustee of Invesco BLDRS Index Funds Trust and Shareholders of Invesco BLDRS Asia 50 ADR Index Fund, Invesco BLDRS Developed Markets 100 ADR Index Fund, Invesco BLDRS Emerging Markets 50 ADR Index Fund and Invesco BLDRS Europe Select ADR Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco BLDRS Asia 50 ADR Index Fund, Invesco BLDRS Developed Markets 100 ADR Index Fund, Invesco BLDRS Emerging Markets 50 ADR Index Fund and Invesco BLDRS Europe Select ADR Index Fund (constituting Invesco BLDRS Index Fund Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2019, the related statements of operations and changes in net assets for each of the three years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations and changes in each of their net assets for each of the three years in the period ended September 30, 2019, and each of the financial highlights for each of the five years in the period ended September 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

Subsequent Event

As discussed in Note 9 to the financial statements, on December 11, 2019, the Sponsor and Trustee approved a plan of liquidation for the Invesco BLDRS Asia 50 ADR Index Fund, Invesco BLDRS Developed Markets 100 ADR Index Fund and Invesco BLDRS Europe Select ADR Index Fund.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

December 16, 2019

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

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Supplemental Information

(Unaudited)

Invesco BLDRS Asia 50 ADR Index Fund

Invesco BLDRS Developed Markets 100 ADR Index Fund

Invesco BLDRS Emerging Markets 50 ADR Index Fund

Invesco BLDRS Europe Select ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution for Each Invesco BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Invesco BLDRS Fund and that Fund’s net asset value. Net Asset Value, or “NAV”, is the price at which a Fund issues and redeems shares. The “Closing Market Price” of shares in each Invesco BLDRS Fund is determined and published by The NASDAQ Stock Market, as of the time that the Funds’ NAV is calculated. Each Fund’s Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Invesco BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2014 through September 30, 2019.

Each line in the table shows the number of trading days in which the Invesco BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

Invesco BLDRS Asia 50 ADR Index Fund

Five Year Period Ended September 30, 2019

	Closing Price on NASDAQ		Closing Price on NASDAQ
	Above Fund NAV		Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	553	98.75%	675	96.70%
>0.50% to 1.00%	7	1.25%	14	2.01%
>1.00% to 2.00%	-	-%	3	0.43%
>2.00%	-	-%	6	0.86%
Total	560	100.00%	698	100.00%

Invesco BLDRS Developed Markets 100 ADR Index Fund
Five Year Period Ended September 30, 2019

	Closing Price on NASDAQ		Closing Price on NASDAQ
	Above Fund NAV		Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	490	98.59%	759	99.74%
>0.50% to 1.00%	7	1.41%	1	0.13%
>1.00% to 2.00%	-	-%	1	0.13%
>2.00%	-	-%	-	-%
Total	497	100.00%	761	100.00%

31

Supplemental Information–(continued)

(Unaudited)

Invesco BLDRS Emerging Markets 50 ADR Index Fund

Five Year Period Ended September 30, 2019

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	395	99.25%	857	99.65%
>0.50% to 1.00%	3	0.75%	3	0.35%
>1.00% to 2.00%	-	-%	-	-%
>2.00%	-	-%	-	-%
Total	398	100.00%	860	100.00%

Invesco BLDRS Europe Select ADR Index Fund
Five Year Period Ended September 30, 2019
	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	385	99.48%	857	98.40%
>0.50% to 1.00%	1	0.26%	13	1.49%
>1.00% to 2.00%	1	0.26%	-	-%
>2.00%	-	-%	1	0.11%
Total	387	100.00%	871	100.00%

(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II. Annualized and Cumulative Returns for each Invesco BLDRS Fund

Annualized Total Return

For the Period Ending September 30, 2019

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
Invesco BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco BLDRS Asia 50 ADR Index Fund	-3.27%	-3.04%	-3.37%	3.45%	3.50%	3.02%	4.74%	4.75%	4.13%	6.41%	6.38%	5.95%
Invesco BLDRS Developed Markets 100 ADR Index Fund	-2.43%	-2.29%	-2.19%	0.86%	0.90%	0.91%	3.66%	3.66%	3.63%	5.64%	5.66%	5.70%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	-3.61%	-3.52%	-3.24%	1.75%	1.72%	1.84%	1.60%	1.59%	1.76%	9.70%	9.65%	9.80%
Invesco BLDRS Europe Select ADR Index Fund	-2.44%	-2.27%	-1.98%	0.35%	0.36%	0.66%	3.51%	3.50%	3.79%	5.78%	5.76%	6.10%

Cumulative Total Return

For the Period Ending September 30, 2019

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
Invesco BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco BLDRS Asia 50 ADR Index Fund	-3.27%	-3.04%	-3.37%	18.51%	18.76%	16.04%	58.95%	58.99%	49.90%	185.47%	183.93%	165.25%
Invesco BLDRS Developed Markets 100 ADR Index Fund	-2.43%	-2.29%	-2.19%	4.35%	4.56%	4.63%	43.27%	43.30%	42.85%	152.32%	153.29%	154.98%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	-3.61%	-3.52%	-3.24%	9.07%	8.89%	9.54%	17.16%	17.04%	19.01%	377.17%	373.43%	384.49%
Invesco BLDRS Europe Select ADR Index Fund	-2.44%	-2.27%	-1.98%	1.76%	1.82%	3.34%	41.20%	41.02%	45.00%	158.10%	157.21%	171.78%

32

Supplemental Information–(continued)

(Unaudited)

(a)

Annualized Total Returns and Cumulative Total Returns for the period since inception are calculated from the inception date of November 13, 2002. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

33

Tax Information

(Unaudited)

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended September 30, 2019:

	Qualified Dividend	Dividends-Received
	Income*	Deduction*
Asia	100%	0%
Developed Markets	100%	0%
Emerging Markets	100%	0%
Europe	100%	0%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Foreign Taxes Paid – The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended September 30, 2019, are as follows:

	Foreign
	Taxes	Income
	Per Share	Per Share
Asia	$0.0918	$0.9666
Developed Markets	0.0632	1.1310
Emerging Markets	0.0958	0.9011
Europe	0.0613	1.0353

34

Invesco BLDRS Index Funds Trust

Sponsor

Invesco Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, D.C. 20036

35

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORTs will be available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-BLDRS-AR-1	invesco.com/ETFs